Financial instruments - Contractual maturity analysis for financial liabilities (Details) $ in Thousands, $ in Thousands	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 16,350		$ 0
Accounts payable and accrued liabilities	130,545		178,365
Interim production financing	93,683
Other liabilities	8,150
Borrowings	866,603		$ 1,084,559
Finance lease obligations	9,435
Financial liabilities	1,198,658
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	16,350
Accounts payable and accrued liabilities	130,545
Interim production financing	93,683
Other liabilities	0
Borrowings	10,524
Finance lease obligations	4,364
Financial liabilities	277,364
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0
Accounts payable and accrued liabilities	0
Interim production financing	0
Other liabilities	8,150
Finance lease obligations	4,132
Financial liabilities	76,588
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0
Accounts payable and accrued liabilities	0
Interim production financing	0
Other liabilities	0
Finance lease obligations	939
Financial liabilities	64,662
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0
Accounts payable and accrued liabilities	0
Interim production financing	0
Other liabilities	0
Borrowings	759,225
Finance lease obligations	0
Financial liabilities	780,044
Senior Unsecured Convertible Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	193,474
Senior Unsecured Convertible Debentures | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	8,225
Senior Unsecured Convertible Debentures | 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	16,450
Senior Unsecured Convertible Debentures | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	16,450
Senior Unsecured Convertible Debentures | After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	152,349
Term Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	747,021	$ 490,050		$ 495,000
Term Facility | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	24,197
Term Facility | 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	47,856
Term Facility | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	47,273
Term Facility | After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 627,695